Exhibit 99.1

World Omni Auto Receivables Trust 2024-A

Monthly Servicer Certificate

September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	959,827,761.10	36,119
Yield Supplement Overcollateralization Amount 08/31/24	78,723,651.88	0
Receivables Balance 08/31/24	1,038,551,412.98	36,119
Principal Payments	36,110,211.05	636
Defaulted Receivables	1,429,891.79	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	74,741,405.84	0
Pool Balance at 09/30/24	926,269,904.30	35,442

Pool Statistics	$ Amount	# of Accounts
Pool Factor	74.50%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	11,799,421.78	345
Past Due 61-90 days	3,165,846.11	94
Past Due 91-120 days	855,609.79	31
Past Due 121+ days	0.00	0
Total	15,820,877.68	470

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	682,665.13
Aggregate Net Losses/(Gains) - September 2024	747,226.66
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.86%
Prior Net Losses/(Gains) Ratio	1.00%
Second Prior Net Losses/(Gains) Ratio	0.52%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	10,652,103.90
Actual Overcollateralization	10,652,103.90
Weighted Average Contract Rate	6.56%
Weighted Average Contract Rate, Yield Adjusted	10.48%
Weighted Average Remaining Term	53.82

Flow of Funds	$ Amount
Collections	42,435,129.19
Investment Earnings on Cash Accounts	19,043.81
Servicing Fee	(865,459.51)
Transfer to Collection Account	-
Available Funds	41,588,713.49

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,757,934.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,079,837.55
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,652,103.90
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,420,850.34

Total Distributions of Available Funds	41,588,713.49

Servicing Fee	865,459.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	948,789,741.85
Principal Paid	33,171,941.45
Note Balance @ 10/15/24	915,617,800.40

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2a
Note Balance @ 09/16/24	149,007,324.67
Principal Paid	13,311,247.91
Note Balance @ 10/15/24	135,696,076.76
Note Factor @ 10/15/24	77.8698937%

Class A-2b
Note Balance @ 09/16/24	222,322,417.18
Principal Paid	19,860,693.54
Note Balance @ 10/15/24	202,461,723.64
Note Factor @ 10/15/24	77.8698937%

Class A-3
Note Balance @ 09/16/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	434,260,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-4
Note Balance @ 09/16/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	87,890,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	36,870,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	18,440,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,995,921.70
Total Principal Paid	33,171,941.45
Total Paid	37,167,863.15

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	627,072.49
Principal Paid	13,311,247.91
Total Paid to A-2a Holders	13,938,320.40

Class A-2b
SOFR Rate	5.34207%
Coupon	5.68207%
Interest Paid	1,017,619.29
Principal Paid	19,860,693.54
Total Paid to A-2b Holders	20,878,312.83

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2592631
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.0566071
Total Distribution Amount	30.3158702

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.5984878
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.3872829
Total A-2a Distribution Amount	79.9857707

A-2b Interest Distribution Amount	3.9139203
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.3872828
Total A-2b Distribution Amount	80.3012031

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	122.99
Noteholders' Third Priority Principal Distributable Amount	555.89
Noteholders' Principal Distributable Amount	321.12

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	3,072,738.16
Investment Earnings	12,728.63
Investment Earnings Paid	(12,728.63)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16